[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA J

File No. 811-10413, CIK 0001114804

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund – Initial Class, Inc.; AIM Variable Insurance Funds – Series II; Dreyfus Stock Index Fund, Inc. – Service Class; Dreyfus Variable Investment Fund – Service Class; MFS® Variable Insurance TrustSM- Service Class; Nations Separate Account Trust; Oppenheimer Variable Account Funds – Service Class; and Variable Insurance Products Fund – Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 26, 2003, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 3, 2003, Dreyfus Stock Index Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800);

•	On September 4, 2003, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 25, 2003, the MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

•	On September 8, 2003, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001047987);

Securities and Exchange Commission

September 11, 2003

•	On August 27, 2003, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 29, 2003, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

•	On August 29, 2003, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and

•	On August 29, 2003, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ DARIN D. SMITH
Darin D. Smith Assistant General Counsel Financial Markets Group